Related Parties (Details Textual) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
iDnext [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction	$ 8,500	₪ 33
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Shares issued for services | shares	0	0	0	4,065
THCAP [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction | $			$ 3,700